TURNER FUNDS

TURNER SMALL CAP GROWTH FUND

Investor Class

Supplement dated December 27, 2013

to the Prospectus dated January 31, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective immediately:

1.                          The disclosure under “Small Cap Growth Fund — Management — Portfolio Managers” on page 32 is deleted and replaced by the following:

Jason D. Schrotberger, CFA, Senior Portfolio Manager/Global Equity Analyst, is the lead portfolio manager of the Small Cap Growth Fund. Mr. Schrotberger joined Turner in 2001.

3.                          The fifth sentence of the first paragraph under “Portfolio Managers” on page 48 is deleted and replaced by the following:

The Small Cap Growth Fund is managed by a team led by Jason D. Schrotberger.

4.                          The fifth paragraph under “Portfolio Managers” on page 48 is deleted and replaced by the following:

Jason D. Schrotberger, CFA, Senior Portfolio Manager/Global Equity Analyst —Consumer Sector, joined Turner in February 2001. Mr. Schrotberger is the lead portfolio manager of the Small Cap Growth Fund and the Global Consumer Strategy in the Spectrum Fund. From 1998 to 2001, he was an Investment Analyst with BlackRock Financial Management. Previously, he was an Equity Analyst with PNC Asset Management from 1997 until 1998. He has 19 years of investment experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TURNER FUNDS

TURNER SMALL CAP GROWTH FUND

Investor Class

Supplement dated December 27, 2013

to the Statement of Additional Information (“SAI”) dated January 31, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following changes are made to the SAI, effective immediately:

1.                          The table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Small Cap Growth Fund” on page 50 is deleted and replaced by the following:

Turner Small Cap Growth Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jason D. Schrotberger	5 Accounts	5 Accounts	5 Accounts	0 Accounts	$0	2 Accounts	$6 million	0 Accounts	$0
(Lead Manager) (information as of September 30, 2013)	$186 million	$48 million	$351 million

2.                          The sixth row on page 53 in the table under “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds — Small Cap Growth Fund” is deleted and replaced by the following:

Small Cap Growth Fund	Jason D. Schrotberger(as of September 30, 2013)	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE